Supplemental Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2022
Supplemental Cash Flow Elements [Abstract]
Schedule of Supplemental Cash Flow Information

	Year ended December 31,
Net change in non-cash working capital items:	2022	2021
Accounts receivable	$(1,870)	$(12,180)
Inventories	(1,709)	(2,325)
Other assets	(13,836)	(8,297)
Accounts payable and accrued liabilities	(614)	7,704
	$(18,029)	$(15,098)

Non-cash investing and financing activities:
Change in mineral property, plant and equipment from change in estimates for provision for rehabilitation and closure costs	$1,354	$2,225
Additions to property, plant and equipment by leases	11,666	10,205
Non-cash increase in accounts payable in relation to capital expenditures	10,311	3,551
Transfer of PSU from equity reserves to liabilities	—	9,389